General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2018
General and Administrative Expense [Abstract]
General and Administrative Expenses [Table Text Block]
	Year ended December 31,
	2018	2017	2016
	(in thousands)
Stock-based compensation	$1,201	$809	$871
Professional fees	896	622	683
Salaries and benefits	1,346	1,441	849
Rent and office-maintenance fees	308	269	303
Investor relations and business development expenses	464	460	248
Insurance and other	225	198	124
	$4,440	$3,799	$3,078